FINANCIAL INSTRUMENTS 1 (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	$ 79,279	$ 137,603
Restricted cash and investments	59,236	87,506
Marketable securities	1,238	1,235
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	268,395	268,992
4.5% Convertible Bond	215,000	215,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	79,279	137,603
Restricted cash and investments	59,236	87,506
Marketable securities	1,238	1,235
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	191,448	191,846
4.5% Convertible Bond	$ 116,638	$ 120,131